Stock-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 18, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise of common stock options, shares		2,000	1,000
Weighted average grant-date fair value of stock options granted	$ 2.36	$ 5.08	$ 3.80
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares available for issuance under plan	250,000
Percentage of market value	85.00%
Percentage of employee's payroll deductions limited to employee's compensation	10.00%
Maximum Stock value of shares purchased by employees if one thousand shares purchased	$ 25,000
Maximum number of shares that employee can purchase each period	250
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash payment of income taxes related to grants included in share-based compensation	$ 0	$ 100,000	$ 200,000
Restricted stock [Member] | Board of Directors non-employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vesting period	12 months
Restricted stock shares granted	75,000
Value of restricted stock granted	$ 51,000
Restricted stock [Member] | Key officers and employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vesting period	48 months
Restricted stock shares granted	300,000
Value of restricted stock granted	$ 900,000
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise of common stock options, shares	0
Unrecognized compensation costs related to non-vested awards granted		$ 2,100,000
2015 Omnibus Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
1995 Stock option expiry date	Jul. 28, 2015
Maximum number of shares available for issuance under plan				2,125,000
Number of shares available for future grants		1,700,000
2015 Omnibus Equity Incentive Plan [Member] | Full Value Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award settled against shares	1.2
2015 Omnibus Equity Incentive Plan [Member] | Not Full Value Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award settled against shares	1.0
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vesting period	4 years
Stock option expiration period	10 years
2015 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vesting period	12 months
2015 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vesting period	48 months
2005 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for future grants		0
2015 Omnibus Equity Incentive Plan and 2005 Stock Option Plan [Member] | Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock shares granted	375,000